Debt - Redemption Price as Percentage of Principal Amount to Applicable Date of Redemption (Detail) (Senior Notes [Member])	12 Months Ended
Dec. 31, 2014
12-Month Period Commencing August 1 in Year 2015 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	104.375%
12-Month Period Commencing August 1 in Year 2016 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	102.188%
12-Month Period Commencing August 1 in Year 2017 and Thereafter [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	100.00%